Going concern (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Going Concern [Abstract]
Net loss and comprehensive loss	$ 2,691,670	$ 2,287,095	$ 1,012,978
Negative cash flow from operations	1,083,220	997,031	$ 762,766
Working capital deficit	$ 4,818,699	$ 4,722,878